Deferred government incentive	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Deferred Government Incentive
Deferred government incentive

13. Deferred government incentive

The Company was eligible for the Government of Canada Scientific Research and Experimental Development (SRED) program up to November 3, 2023. The Company has accrued $86,937 of SRED receivable as at February 28, 2025, which is recognized in trades and other receivables in the condensed interim consolidated balance sheet. A portion of the funds received is related to costs that have been capitalized for the development of internally generated software recognized as intangible asset in Note 6. As at February 28, 2025, $48,518 (February 28, 2024 $80,334) was recognized as recovery of operating expenses in the condensed interim consolidated statement of operations and comprehensive loss.

13. Deferred government grant

The Company was eligible for the Government of Canada Scientific Research and Experimental Development (SRED) program up to November 3, 2023. The Company has accrued $93,226 of SRED receivable as at August 31, 2024, which is recognized in trades and other receivables in the consolidated balance sheet. A portion of the funds received is related to costs that have been capitalized for the development of internally generated software recognized as intangible asset in Note 6 as such $491,251 (August 31, 2023 – $699,627) of the balance received and accrued is recognized as deferred government incentive balance and will be recognized as recovery in the consolidated statement of operations and comprehensive loss over the useful life of the intangible assets. As at August 31, 2024, $97,646, (August 31, 2023 $591,480) was recognized as recovery of operating expenses in the consolidated statement of operations and comprehensive loss.